Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers by Geographical Location (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,263,891.3	$ 1,587,415.0	$ 1,339,254.8
Taiwan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	210,470.8	203,963.7	129,082.9
United States [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,493,328.8	1,015,996.4	817,911.0
China [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	245,168.8	164,552.1	233,783.3
Europe, the Middle East and Africa [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	123,767.1	89,010.1	70,213.4
Japan [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	119,099.3	71,920.8	63,299.2
Other country [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 72,056.5	$ 41,971.9	$ 24,965.0